Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Detail of the Changes Made to Goodwill

The following table provides the detail of the changes made to goodwill during the years ended December 31, 2015 and 2014:

(In millions)	Chlorovinyls	Building Products	Total
Gross goodwill at January 1, 2014	$1,808.8	$160.3	$1,969.1
Adjustments	0.7	—	0.7
Foreign currency translation adjustment	(18.7)	(0.1)	(18.8)

Gross goodwill at December 31, 2014	$1,790.8	$160.2	$1,951.0
Accumulated impairment losses	(59.6)	(150.4)	(210.0)

Net goodwill at December 31, 2014	$1,731.2	$9.8	$1,741.0

Gross goodwill at December 31, 2014	$1,790.8	$160.2	$1,951.0
Goodwill impairment charges - current year	(864.1)	—	(864.1)
Foreign currency translation adjustment	(24.8)	—	(24.8)

Gross goodwill at December 31, 2015	901.9	160.2	1,062.1
Accumulated impairment losses - prior year	(59.6)	(150.4)	(210.0)

Net goodwill at December 31, 2015	$842.3	$9.8	$852.1

Detail of the Definite-Lived Intangible Assets by Reportable Segment
Chlorovinyls			Building Products		Total
(In millions)	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Gross carrying amounts:
Customer relationships	$1,142.3	$1,142.3	$27.4	$27.4	$1,169.7	$1,169.7
Supply contracts	42.6	42.6	—	—	42.6	42.6
Technology	14.9	14.9	17.4	17.4	32.3	32.3
Trade names	6.0	6.0	—	—	6.0	6.0

Total	1,205.8	1,205.8	44.8	44.8	1,250.6	1,250.6
Accumulated impairment charges:
Customer relationships	(2.9)	(2.6)	—	—	(2.9)	(2.6)

Total	(2.9)	(2.6)	—	—	(2.9)	(2.6)
Accumulated amortization:
Customer relationships	(182.9)	(121.1)	(8.9)	(7.3)	(191.8)	(128.4)
Supply contracts	(6.3)	(4.1)	—	—	(6.3)	(4.1)
Technology	(2.0)	(1.3)	(14.1)	(12.7)	(16.1)	(14.0)
Trade names	(1.0)	(0.7)	—	—	(1.0)	(0.7)

Total	(192.2)	(127.2)	(23.0)	(20.0)	(215.2)	(147.2)
Foreign currency translation adjustment:
Customer relationships	(24.6)	(14.2)	(0.1)	—	(24.7)	(14.2)

Total	(24.6)	(14.2)	(0.1)	—	(24.7)	(14.2)
Net carrying amounts:
Customer relationships	931.9	1,004.4	18.4	20.1	950.3	1,024.5
Supply contracts	36.3	38.5	—	—	36.3	38.5
Technology	12.9	13.6	3.3	4.7	16.2	18.3
Trade names	5.0	5.3	—	—	5.0	5.3

Total	$986.1	$1,061.8	$21.7	$24.8	$1,007.8	$1,086.6